Document and Entity Information	Feb. 06, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In this Current Report on Form 8-K/A, the terms "we", "us", "our" and the “Company” refer to Generation Income Properties, Inc. and its consolidated subsidiaries, unless the context indicates otherwise. On February 10, 2025, we filed a Current Report on Form 8-K (the "Original Form 8-K"), to report that on February 6, 2025, our operating partnership, Generation Income Properties, L.P. (the “Operating Partnership”) entered into a Contribution and Subscription Agreement (the “Contribution Agreement”) with (i) LMB Lewiston, LLC, an Ohio limited liability company (“SPV One”), LMB Ft. Kent, LLC, an Ohio limited liability company (“SPV Two”), and LMB Auburn Hills I, LLC, an Ohio limited liability company (“SPV Three,” and together with SPV One and SPV Two, the “SPVs”); (ii) Lloyd M. Bernstein, as the sole member of each of the SPVs (the “Contributor”); and (iii) Lloyd M. Bernstein, as representative of the SPVs and the Contributor, for the acquisition by the Operating Partnership through certain of its subsidiaries (the “Affiliated Entities”) of Contributor’s right title and interest in 100% of the issued and outstanding membership interests of each of the SPVs (the “SPV Interests”). Pursuant to the acquisition of the SPV Interests, the Operating Partnership, through the Affiliated Entities, acquired a portfolio of three retail properties (the “UPREIT Properties”), each of which is owned directly by an SPV. We are amending the Original Form 8-K to provide the historical financial statements required by Item 9.01(a) of Form 8-K and to provide the pro forma financial information required by Item 9.01(b) of Form 8-K, which financial statements and pro forma information were not included in the Original Form 8-K as permitted by Item 9.01(a)(3) and Item 9.01(b)(2) of Form 8-K. This amendment reports no other updates or amendments to the Original Form 8-K.
Document Period End Date	Feb. 06, 2025
Entity Registrant Name	GENERATION INCOME PROPERTIES, INC.
Entity Central Index Key	0001651721
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40771
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-4427295
Entity Address, Address Line One	401 East Jackson Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	813
Local Phone Number	448-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GIPR
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	GIPRW
Security Exchange Name	NASDAQ